First-time adoption - Additional Information (Details) - JPY (¥) ¥ in Millions	Apr. 01, 2020	Mar. 31, 2022	Mar. 31, 2021
Pictures [Member] | United States Television Network Cash Generating Unit [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Pre-tax discount rate	15.90%	13.10%	14.70%
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Securities received as collateral other than cash in lending transactions with obligation to return the collateral			¥ 373,274
Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Decrease in goodwill	¥ (96,817)
Effect of transition to IFRSs [member] | Imaging Sensing Solutions [Member] | Internet of Things Business Cash Generating Units [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Impairment losses in retained earnings	¥ 43,376
Pre-tax discount rate	(9.80%)
Effect of transition to IFRSs [member] | Pictures [Member] | United States Television Network Cash Generating Unit [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Impairment losses in retained earnings	¥ 48,749
Pre-tax discount rate	(15.90%)